Document And Entity Information	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	PORTLAND GENERAL ELECTRIC COMPANY
Entity Central Index Key	0000784977
Entity Emerging Growth Company	false
Entity File Number	001-5532-99
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	93-0256820
Entity Address, Address Line One	121 SW Salmon Street
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97204
City Area Code	503
Local Phone Number	464-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	POR
Security Exchange Name	NYSE